Non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2025
Non-controlling interests [abstract]
Schedule of reconciliation of non controlling interest	Reconciliation of non-controlling interest is as follows:
$
Balance, December 31, 2024	(1,040,306)
Net loss for the period	(676,418)
Balance, June 30, 2025	(1,716,724)